Due from settlement of capital provision assets	12 Months Ended
Dec. 31, 2020
Due from settlement of capital provision assets.
Due from settlement of capital provision assets

8. Due from settlement of capital provision assets

Amounts due from settlement of assets relate to the recovery of capital provision assets that have successfully concluded and where there is no longer any litigation risk remaining. The settlement terms and duration vary by capital provision asset. The majority of settlement balances are received shortly after the period end and all are generally expected to be received within 12 months. The carrying value of these assets approximate the fair value of the assets at the balance sheet date.

Due from settlement of capital provision assets

	(As Resated)
	2020	2019
Due from settlement of capital provision assets	$'000	$'000
At January 1, 2020	54,358	37,109
Transfer of realizations from capital provision assets	526,588	439,359
Interest and other income	199	1,870
Impairment	-	(3,083)
Proceeds received	(548,593)	(391,252)
Asset received in kind	-	(29,645)
At December 31, 2020	32,552	54,358
Split
Non-current assets	3,750	3,750
Current assets	28,802	50,608
Total due from settlement of capital provision assets	32,552	54,358

The following tables reflect the line-by-line impact of eliminating the interests of third-parties in the entities that Burford consolidates from the due from settlement of capital provision assets balance reported in the consolidated statement of financial position to arrive at Burford’s capital provision asset receivables at December 31, 2020.

	(AS Restated)
				Burford only
	Consolidated total	Elimination of third-party interests	Burford only total	Capital provision -direct	Capital provision -indirect
Due from settlement of capital provision assets	$’000	$’000	$’000	$’000	$’000
At January 1, 2020	54,358	(35,369)	18,989	18,989	-
Transfer of realizations from capital provision assets	526,588	(286)	526,302	336,644	189,658
Interest and other income	199	(199)	-	-	-
Proceeds received	(548,593)	34,010	(514,583)	(324,925)	(189,658)
At December 31, 2020	32,552	(1,844)	30,708	30,708	-

	(As Restated)
				Burford only
	Consolidated total	Elimination of third-party interests	Burford only total	Capital provision -direct	Capital provision -indirect
Due from settlement of capital provision assets	$’000	$’000	$’000	$’000	$’000
At January 1, 2019	37,109	-	37,109	37,109	-
Transfer of realizations from capital provision assets	439,359	243,679	195,680	218,807	176,873
Interest and other income	1,870	1,742	128	128	-
Impairment	(3,083)	-	(3,083)	(3,083)	-
Proceeds received	(391,252)	(180,407)	(210,845)	(233,972)	(176,873)
Asset received in kind	(29,645)	(29,645)	-	-	-
At December 31, 2019	54,358	35,369	18,989	18,989	-